Earnings Per Share (Tables)	6 Months Ended
Sep. 30, 2025
Text Block1 [Abstract]
Summary of Earnings Per Share
The following table shows the income and share data used in the basic and diluted earnings per share calculations for the six months ended September 30, 2025 and 2024.

	For the six months ended September 30,
	2025	2024

	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of the Company	¥742,848	¥250,215
Weighted average number of common stock in issue (in thousands of shares)	3,856,964	3,924,763

Basic earnings per share	¥192.60	¥63.75

Diluted:
Profit attributable to the common shareholders of the Company	¥742,848	¥250,215
Impact of dilutive potential ordinary shares issued by subsidiaries and associates	—	(2)

Net profit used to determine diluted earnings per share	¥742,848	¥250,213

Weighted average number of common stock in issue (in thousands of shares)	3,856,964	3,924,763
Adjustments for stock options (in thousands of shares)	788	987

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	3,857,752	3,925,750

Diluted earnings per share	¥192.56	¥63.74